Average Annual Total Returns - FidelityTelecomandUtilitiesFund-RetailPRO - FidelityTelecomandUtilitiesFund-RetailPRO - Fidelity Telecom and Utilities Fund	Apr. 01, 2025
Fidelity Telecom and Utilities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	30.29%
Past 5 years	9.14%
Past 10 years	9.23%
Fidelity Telecom and Utilities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	28.22%
Past 5 years	7.73%
Past 10 years	7.76%
Fidelity Telecom and Utilities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	19.21%
Past 5 years	6.94%
Past 10 years	7.13%
RS018
Average Annual Return:
Past 1 year	24.80%
Past 5 years	4.52%
Past 10 years	7.04%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%